Accrued Expenses and Other Payables	6 Months Ended
Jun. 30, 2024
Accrued Expenses and Other Payables [Abstract]
Accrued expenses and other payables
14.	Accrued expenses and other payables

	As of December 31,	As of June 30,
	2023	2024
	RMB	RMB
Accrual for salary and bonus	7,770	5,828
Other taxes and surcharge payable	24,224	24,312
Amounts due to franchisees (Note (a))	218	171
Professional service fee	2,177	1,069
Amounts due to third parties under collaborative agreements (Note (b))	29,652	30,224
Accrued expenses	6,723	8,432
Receipt in advance	8,532	8,422
Others	38,260	30,977
Accrued expenses and other payables	117,556	109,435

(a)	The Group entered into franchise agreements with certain real estate agency companies which are granted with the right to use the Group’s brands, access of listings in the Group’s platform and other resources. These amounts as of December 31, 2023 and June 30, 2024 represent the commission received on behalf of the real estate agency companies and guarantee deposits.

(b)	The amount represents funds provided by third parties under Collaborative Agreements (see Note 1(c)) for the parking space sales projects.